DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)													3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2023 USD ($)	May 08, 2023 USD ($) item	Mar. 31, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) item shares	Oct. 20, 2022 USD ($) shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future Business Combination number of businesses minimum | item													1		1
Purchase price, per unit | $ / shares			$ 10.15										$ 10.15		$ 10.15
Proceeds from issuance Initial Public Offering														$ 113,045,000
Number of shares redeemed | shares												10,805,877	10,805,877		10,805,877
Aggregate purchase price													$ 214,200	25,000	$ 284,424
Transaction costs			$ 6,877,164										6,877,164		6,877,164
Underwriting fees			1,955,000										1,955,000		1,955,000
Deferred underwriting fee payable			4,370,000										4,370,000	4,370,000	4,370,000
Other offering costs			552,164										552,164		552,164
Cash held outside trust account			9,478										$ 9,478		$ 9,478
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)													100.00%
Months to complete acquisition													21 months		18 months
Extension period to consummate a Business Combination					3 months
Number of extensions to consummate a Business Combination							3	3
Maximum extension period to consummate a Business Combination					9 months
Extension fee payable by Sponsor					$ 350,000	$ 350,000	$ 350,000	$ 350,000
Extension fee													$ 0
Extension fee in case of Form S-4 Registration statement													3 months
Number of remaining shares issued and outstanding entitled to vote Number of remaining shares issued and outstanding entitled to vote | shares													4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the trust account													80		80
Condition for future business combination threshold percentage ownership													50		50
Redemption of shares calculated based on business days prior to consummation of Business Combination (in days)													2 days		2 days
Investment of cash into trust account														$ 116,725,008	$ 350,000
Anticipated price per public share based on amount held in trust account | $ / shares				$ 10.65
Threshold consecutive trading days prior to the date of letter													30 days
Minimum Market Value of Listed Securities	$ 50,000,000		50,000,000
Period to regain compliance													10 days
Redemption period upon closure													10 days		10 days
Maximum allowed dissolution expenses													$ 100,000		$ 100,000
Condition for future Business Combination threshold net tangible assets			5,000,001										$ 5,000,001		$ 5,000,001
Aggregate shares redeemed | shares												10,805,877	10,805,877		10,805,877
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration									100.00%				100.00%		100.00%
Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Extension period to consummate a Business Combination		3 months
Number of extensions to consummate a Business Combination | item		3
Maximum extension period to consummate a Business Combination		3 months
Extension fee payable by Sponsor		$ 350,000
Investment of cash into trust account		$ 350,000
Minimum Market Value of Listed Securities	$ 50,000,000		$ 50,000,000
Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock subject to possible redemption, shares outstanding | shares			694,123		694,123	694,123	694,123	694,123					694,123	11,500,000	694,123
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares														557,000
Aggregate purchase price													$ 2	$ 288	$ 3
Common Stock | Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares						10,805,877
Aggregate shares redeemed | shares						10,805,877
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares												11,500,000
Purchase price, per unit | $ / shares												$ 10.00
Proceeds from issuance Initial Public Offering												$ 115,000,000
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)												100.00%
Months to complete acquisition												21 months
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares												$ 10.15
Proceeds from issuance Initial Public Offering												$ 116,725,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares												557,000
Price of warrant | $ / shares												$ 10.00
Aggregate purchase price											$ 5,570,000	$ 5,570,000
Proceeds from sale of private placement warrants										$ 5,570,000		3,680,000
Receivable recorded from the sale of private placement warrants												1,890,000
Underwriting fees												$ 0
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)													100.00%		100.00%
Months to complete acquisition													21 months
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares												1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares			$ 10.15										$ 10.15		$ 10.15
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)													100.00%		100.00%
Investment of cash into trust account				$ 350,000
Anticipated price per public share based on amount held in trust account | $ / shares				$ 10.65